Business Acquisitions - Additional Information (Detail) - USD ($)			1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 31, 2015	Feb. 13, 2015	Jul. 31, 2015	Nov. 30, 2014	Feb. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Estimated weighted average cost of capital						18.30%
Adjustment on cash consideration							$ 0
OptAim Limited [Member]
Business Acquisition [Line Items]
Equity interest acquired	100.00%		100.00%
Minimum [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer						3.00%
Maximum [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer						19.00%
Buzzinate Company Limited [Member]
Business Acquisition [Line Items]
Equity interest acquired		42.90%		33.30%	42.90%		66.70%	33.30%
Cash consideration paid for equity method investment		$ 250,000		$ 750,000
Subsequent purchase of equity interest by exercising option		57.10%			57.10%
Equity consideration paid		142,151
Equity consideration paid amount		$ 2,027,000
Estimated terminal growth rate		3.00%
Estimated weighted average cost of capital		18.60%
Fair value measurements, valuation technique		Discounted cash flow
Total purchase consideration					$ 3,277,000
Cash consideration					1,250,000
Ordinary shares of the Company					$ 2,027,000
Buzzinate Company Limited [Member] | Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate		19.60%
Buzzinate Company Limited [Member] | Minimum [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer		3.00%
Buzzinate Company Limited [Member] | Minimum [Member] | Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer		3.00%
Fair value measurements, valuation technique		Income approach
Buzzinate Company Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer		10.00%
Percentage of net revenue and net loss of acquired entities		5.00%
Buzzinate Company Limited [Member] | Maximum [Member] | Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer		10.00%
OptAim Limited [Member]
Business Acquisition [Line Items]
Estimated terminal growth rate	3.00%
Estimated weighted average cost of capital	16.10%
Fair value measurements, valuation technique	Discounted cash flow
Total purchase consideration			$ 67,620,000
Cash consideration			$ 15,976,000
Ordinary shares of the Company, number of shares			2,535,091
Ordinary shares of the Company			$ 50,843,000
Fair value of replacement awards attributable to pre-acquisition services			$ 801,000
OptAim Limited [Member] | Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Fair value measurements, valuation technique	Income approach
Fair value inputs, discount rate	20.60%
OptAim Limited [Member] | Minimum [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer	1.00%
OptAim Limited [Member] | Minimum [Member] | Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer	3.00%
OptAim Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer	4.00%
OptAim Limited [Member] | Maximum [Member] | Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Growth rate on average spending per customer	8.00%